Provisions for employees benefits (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Employee benefits liabilities
Opening balance		$ 17,504,566	$ 14,605,593
Current service cost		52,164	53,771
Past service cost		0	164,271
Interest expense		1,222,584	1,209,970
Actuarial losses (gains)		2,633,389	2,532,601
Benefits paid		(1,159,807)	(1,061,640)
Closing balance		20,252,896	17,504,566
Plan assets
Opening balance		12,125,648	11,181,604
Return on assets		849,062	950,704
Contributions to funds		22,465	0
Variation in the ceiling of assets		0	379,884
Benefits paid		(831,755)	(769,122)
Actuarial gains (losses)		308,988	382,578
Closing balance		12,474,408	12,125,648
Net post-employment benefits liability		7,778,488	5,378,918
Pension and pension bonds [Member]
Employee benefits liabilities
Opening balance	[1]	12,463,433	10,435,546
Current service cost	[1]	0	0
Past service cost	[1]	0	0
Interest expense	[1]	872,524	876,076
Actuarial losses (gains)	[1]	1,621,184	1,915,767
Benefits paid	[1]	(809,677)	(763,956)
Closing balance	[1]	14,147,464	12,463,433
Plan assets
Opening balance	[1]	12,123,175	11,181,604
Return on assets	[1]	848,677	950,704
Contributions to funds	[1]	0	0
Variation in the ceiling of assets	[1]	0	379,884
Benefits paid	[1]	(809,677)	(771,528)
Actuarial gains (losses)	[1]	308,988	382,511
Closing balance	[1]	12,471,163	12,123,175
Net post-employment benefits liability	[1]	1,676,301	340,258
Healthcare, Education and others [Member]
Employee benefits liabilities
Opening balance		5,041,133	4,170,047
Current service cost		52,164	53,771
Past service cost		0	164,271
Interest expense		350,060	333,894
Actuarial losses (gains)		1,012,205	616,834
Benefits paid		(350,130)	(297,684)
Closing balance		6,105,432	5,041,133
Plan assets
Opening balance		2,473	0
Return on assets		385	0
Contributions to funds		22,465	0
Variation in the ceiling of assets		0	0
Benefits paid		(22,078)	2,406
Actuarial gains (losses)		0	67
Closing balance		3,245	2,473
Net post-employment benefits liability		$ 6,102,187	$ 5,038,660

[1]	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.